SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 14,586,984	$ 12,091,762
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	13,082,963	12,091,762
AI Infrastructure Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 1,504,021